Cash Distributions and Earnings per Unit (Tables)	12 Months Ended
Dec. 31, 2018
CASH DISTRIBUTIONS AND EARNINGS PER UNIT [Abstract]
Schedule Of Incentive Distributions Made To General Partners Or Unitholders By Distribution
		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount	Common Unitholders	General Partner
Minimum Quarterly Distribution	up to $ 0.35	98%	2%
First Target Distribution	up to $ 0.4025	98%	2%
Second Target Distribution	above $ 0.4025 up to $0.4375	85%	15%
Third Target Distribution	above $ 0.4375 up to $0.525	75%	25%
Thereafter	above $ 0.525	50%	50%

Schedule Of Earnings Per Unit, Basic And Diluted
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net loss	$ (13,081)	$ (15,090)	$ (52,549)
Loss attributable to:
Common unitholders	$ (12,819)	$ (14,788)	$ (51,498)
Weighted average units outstanding (basic and diluted)
Common unitholders	162,353,865	132,610,330	83,107,066
Loss per unit (basic and diluted):
Common unitholders	$ (0.08)	$ (0.11)	$ (0.62)
Earnings per unit — distributed (basic and diluted):
Common unitholders	$ 0.08	—	—
Loss per unit — undistributed (basic and diluted):
Common unitholders	$ (0.16)	$ (0.11)	$ (0.62)